Stockholders’ Deficit - Schedule of Stock-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 25,247	$ 7,223
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1,740	1,171
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	20,839	4,336
Operations and support
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	2,516	1,710
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 152	$ 6